Overview, Basis of Presentation and Significant Accounting Policies - Amortization of Intangible Assets Classification (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 25, 2017	Aug. 26, 2016	Aug. 28, 2015
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 11,939	$ 13,368	$ 30,829
Research and Development
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets	4,897	4,897	6,160
Selling, General and Administrative
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 7,042	$ 8,471	$ 24,669